Acquisition of ATXCo (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 23, 2019	Dec. 31, 2021	Dec. 31, 2020	May 24, 2021	Oct. 31, 2020	Sep. 25, 2020
Acquisition of ATXCo (Details) [Line Items]
Preferred stock value
ATXCo [Member]
Acquisition of ATXCo (Details) [Line Items]
Merger date		12 years
Blade Therapeutics, Inc. [Member]
Acquisition of ATXCo (Details) [Line Items]
Cash consideration		$ 100,000
Additional shares issued (in Shares)		3,126,619
Merger date		5 years
Fair value of indemnification holdback		$ 3,400,000
Fair value of contingent consideration		5,400,000
Payments to acquire in process research and development		200,000
Legal expenses			63,000
Shares issued (in Shares)				4,200,000		5,000,000
Aggregate cash payment					$ 43,000,000
Fair value loss on remeasurement		600,000	1,000,000
Fair value of Contingent Consideration		7,011,000	6,432,000
Blade Therapeutics, Inc. [Member] | ATXCo [Member]
Acquisition of ATXCo (Details) [Line Items]
Total consideration	$ 20,900,000
Cash consideration		100,000
Aggregate cash payment					$ 43,000
Maximum [Member] | Blade Therapeutics, Inc. [Member]
Acquisition of ATXCo (Details) [Line Items]
Cash settlement			62,000
Minimum [Member] | Blade Therapeutics, Inc. [Member]
Acquisition of ATXCo (Details) [Line Items]
Cash settlement			$ 1,000
Series C-1 Convertible Preferred Stock [Member] | Blade Therapeutics, Inc. [Member]
Acquisition of ATXCo (Details) [Line Items]
Purchase consideration		10,499,892
Fair value of shares		12,000,000
Incurred cost		200,000
Reduce shared (in Shares)			54,953
Shares issued (in Shares)					3,033,231
Preferred stock value					$ 3,100,000
Series C-1 Convertible Preferred Stock [Member] | Certain Clinical Milestone [Member] | Blade Therapeutics, Inc. [Member]
Acquisition of ATXCo (Details) [Line Items]
Purchase consideration		$ 7,503,887